Income Taxes	12 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16 – INCOME TAXES

Enterprise Income Taxes (“EIT”)

Huadi International is incorporated in Cayman Island as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Island.

Tuoxing is incorporated in BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

HK Beach is established in Hong Kong and is subject to statutory income tax rate at 16.5%.

Hongshun is established in PRC and is subject to statutory income tax rate at 25%.

Huadi Steel, the Company’s main operating subsidiary in PRC, was entitled High and New Technology Enterprise (“HNTE”) and enjoyed preferential tax rate of 15% for a three-year validity period from fiscal year 2019, and the HNTE certificate needs to be renewed every three years. Thus, Huadi Steel is eligible for a 15% preferential tax rate for fiscal years 2022, 2021 and 2020. As of September 30, 2022, the tax years ended December 31, 2016 through December 31, 2021 for the Company’s PRC entities remain open for statutory examination by PRC tax authorities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2022 and 2021 the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the fiscal years ended September 30, 2022 and 2021, respectively, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from September 30, 2022.

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended September 30, 2022, 2021, and 2020 as follows:

	2022	2021	2020
Income before taxes	$2,121,071	$2,468,045	$3,575,248
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	$318,161	370,207	536,287
Tax effect of R&D expenses deduction	(281,013)	(231,474)	(238,573)
Tax effect of non-taxable investment income and government grant	(37,148)	(138,733)	(120,754)
Tax effect of non-deductible expenses	-	-	41,989
Tax effect of deferred tax recognized	173,017	(89,000)	-
Income tax expenses (benefits)	$173,017	$(89,000)	$218,949

Income taxes for the years ended September 30, 2022, 2021 and 2020 are attributed to the Company’s continuing operations in China and consisted of:

	2022	2021	2020
Current income tax	$-	$-	$218,949
Deferred income tax	173,017	(89,000)	-
Total income tax expense	$173,017	$(89,000)	$218,949

The tax effects of temporary differences that give rise to significant portions of the deferred tax asset at September 30, 2022 and 2021 are presented below:

	As of September 30,
	2022	2021
Deferred tax assets:
Bad debt allowance	$338,417	$436,761
Loss carryforward	312	113,160
Total	$338,729	$549,921

There were no valuation allowance for the deferred tax assets as of September 30, 2022 and 2021. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future taxable income over the periods in which the deferred tax assets are deductible, and the scheduled reversal of deferred tax liabilities, management believes it is more likely than not the company will realize the benefits of those deductible differences at September 30, 2022 and 2021.